Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Taxes Payable

	12/31/2019	12/31/2018
ICMS	149,547	166,038
PIS and COFINS	40,676	38,055
ISS	26,986	22,339
Value-Added Tax (IVA) of foreign subsidiaries	25,619	21,306
Others	27,094	20,267

	269,922	268,005